NOTES PAYABLE (Details 3) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Convertible notes payable, net of discount, gross	$ 370,000	$ 532,000	$ 1,728,180
Less discount	0	(133,944)	(140,941)
Convertible notes payable, net of discount	370,000	398,056	1,587,239
Accredited investor [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	200,000	0	24,700
Accredited investor fourteen [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	0	82,000	0
Accredited investor Thirteen [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	0	80,000	0
Accredited investor twelve [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	80,000	80,000	0
Accredited investor eleven [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross		0	123,200
Accredited investor ten [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross		0	1,380
Accredited investor nine [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross		0	56,500
Accredited investor eight [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross		0	250,000
Accredited investor seven [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross		0	100,000
Accredited investor six [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross		0	110,000
Accredited investor five [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross		0	35,900
Accredited investor four [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	90,000	82,000	90,000
Accredited investor three [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	200,000	200,000	200,000
Accredited investor two [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	0	80,000	600,000
Accredited investor one [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net of discount, gross	$ 90,000	$ 0	$ 70,000